Victory Global Managed Volatility Fund Expense Example - Victory Global Managed Volatility Fund	Apr. 30, 2026 USD ($)
Fund Shares
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 92
Expense Example, with Redemption, 3 Years	336
Expense Example, with Redemption, 5 Years	600
Expense Example, with Redemption, 10 Years	1,354
Institutional Shares
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	72
Expense Example, with Redemption, 3 Years	245
Expense Example, with Redemption, 5 Years	434
Expense Example, with Redemption, 10 Years	$ 980